Borrowings	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Borrowings
22. Borrowings

	31 December 2022 £m	31 December 2021 £m
Amounts falling due within one year
Loan	119.6	119.2

Th
e loan comprises drawings on the Group’s three year £200.0m RCF which was entered into in February 2019 and is shown net of unamortized facility arrangement fees. The RCF has a £100.0m accordion option which may be requested with prior notice at any time up to six months of the termination date. The initial term of this RCF had two extension options of one year each whereby the Company exercised the option for a two year extension on 17 December 2020 such that on 7 January 2021, the Company received approval from all syndicate banks. This extends the expiry of the facility to 31 January 2024. All other terms of the facility remain unchanged.
On
19 October 2021, the Group drew £120.0m to fund the purchase of BioVision (as set out in note 29).
The Group is subject to financial covenants on the RCF and has complied with these at all testing points in 2021 and 2022.
On 7 March 2023, the Group replaced its existing RCF which was due to expire on January 31 2024 with a new RCF for an amount of £300.0m. See note 31 for further details.